Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of liabilities measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
June 30, 2016:
May 2015 Warrants	$329	$—	$—	$329
December 31, 2015:
May 2015 Warrants	$416	$—	$—	$416
Conversion feature	$1	$—	$—	$1

The following table presents the placement in the fair value hierarchy of liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2015:
May 2015 Warrants	$416	$—	$—	$416
Conversion feature	$1	$—	$—	$1
December 31, 2014:
Conversion Warrants, the derivative Reload Warrants and the derivative Series 1 Warrants	$175	$—	$—	$175

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
The following table presents the placement in the fair value hierarchy of intangible assets measured at fair value on a non-recurring basis as of June 30, 2016 due to impairment. There was no impairment of intangible assets for the period ended December 31, 2015 and, as such, no fair value measurement was performed:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
June 30, 2016:
Patents	$1,472	$—	$—	$1,472

Changes in Liabilities Measured at Fair Value Using Significant Unobservable Inputs
The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the six-month period ended June 30, 2016:

	May 2015 Warrants	Conversion feature
December 31, 2015	$416	$1
Decrease in fair value of the warrants and conversion feature	(368)	(1)
Increase in fair value as a result of debt modification	281	—
June 30, 2016	$329	$—

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2015:

	Conversion Warrants, the derivative Reload Warrants and the derivative Series 1 Warrants	May 2015 Warrants	Conversion feature
December 31, 2014	$175	$—	$—
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants	(175)	—	—
Issuance of Notes and May 2015 Warrants	—	1,717	1,244
Gain on revaluation of warrants and conversion feature	—	(1,301)	(1,243)
December 31, 2015	$—	$416	$1

Fair Value Measurements Based Upon Sensitivity and Nature of Inputs

Fair value measurement of the derivative warrant liabilities falls within Level 3 of the fair value hierarchy. The fair value measurements are evaluated by management to ensure that changes are consistent with expectations of management based upon the sensitivity and nature of the inputs.
June 30, 2016:

Description	Valuation technique	Unobservable inputs	Range
May 2015 Warrants	Black-Scholes-Merton	Volatility	59.55%
		Risk-free interest rate	0.88%
		Expected term, in years	3.84
		Dividend yield	0.00%
December 31, 2015:

Description	Valuation technique	Unobservable inputs	Range
Conversion feature	Monte-Carlo model	Volatility	82.46%
		Risk free interest rate	0.46%
		Expected term, in years	0.51
		Conversion price	$10.00
May 2015 Warrants	Black-Scholes-Merton	Volatility	79.13%
		Risk free interest rate	1.68%
		Expected term, in years	4.34
		Dividend yield	0.00%

Fair value measurement of the derivative warrant liabilities falls within Level 3 of the fair value hierarchy. The fair value measurements are evaluated by management to ensure that changes are consistent with expectations of management based upon the sensitivity and nature of the inputs.
December 31, 2015:

Description	Valuation technique	Unobservable inputs	Range
Conversion feature	Monte-Carlo model	Volatility	82.46%
		Risk free interest rate	0.46%
		Expected term, in years	0.51
		Conversion price	$10.00
May 2015 Warrants	Black-Scholes-Merton	Volatility	79.13%
		Risk free interest rate	1.68%
		Expected term, in years	4.34
		Dividend yield	0.00%
December 31, 2014:

Description	Valuation technique	Unobservable inputs	Range
Conversion Warrants, derivative Reload	Black-Scholes-Merton and the Monte-Carlo models	Volatility	56.55% – 77.06%
Warrants and derivative Series 1 Warrants		Risk free interest rate	0.13% – 0.87%
		Expected term, in years	0.48 – 2.55
		Dividend yield	0%